Variable Interest Entities - Summary of Carrying Amounts of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Restricted cash and cash equivalents	$ 811,670	$ 804,803	$ 653,338
Residential loans at amortized cost, net	1,361,153	1,394,871	1,490,321
Residential loans at fair value	11,268,401	10,341,375	6,710,211
Receivables at fair value	288,829	319,195	259,009
Servicer and protective advances, net	1,595,950	1,381,434	173,047
Other assets	276,489	413,076	144,830
Total assets	18,385,950	17,387,529	10,978,177
Liabilities
Payables and accrued liabilities	622,282	494,139	260,610
Servicing advance liabilities	1,040,441	971,286	100,164
Mortgage-backed debt	1,803,470	1,887,862	2,072,728
Total liabilities	17,200,761	16,220,513	10,083,249
VIE Primary Beneficiary [Member]
ASSETS
Restricted cash and cash equivalents	71,125	59,080	59,233
Residential loans at amortized cost, net	1,339,634	1,377,711	1,475,782
Residential loans at fair value	557,786	587,265	646,498
Receivables at fair value	36,181	43,545	53,975
Servicer and protective advances, net	102,927	75,481	68,550
Other assets	45,496	56,254	63,340
Total assets	2,153,149	2,199,336	2,367,378
Liabilities
Payables and accrued liabilities	7,907	8,472	9,100
Servicing advance liabilities	101,323	67,905	64,552
Mortgage-backed debt	1,803,470	1,887,862	2,072,728
Total liabilities	1,912,700	1,964,239	2,146,380
Residual Trusts [Member] | VIE Primary Beneficiary [Member]
ASSETS
Restricted cash and cash equivalents	46,571	44,995	43,856
Residential loans at amortized cost, net	1,339,634	1,377,711	1,475,782
Residential loans at fair value	0	0	0
Receivables at fair value	0	0	0
Servicer and protective advances, net	0	0	0
Other assets	44,186	54,544	60,669
Total assets	1,430,391	1,477,250	1,580,307
Liabilities
Payables and accrued liabilities	7,866	8,391	9,007
Servicing advance liabilities	0	0	0
Mortgage-backed debt	1,151,686	1,203,084	1,315,442
Total liabilities	1,159,552	1,211,475	1,324,449
Non-Residual Trusts [Member] | VIE Primary Beneficiary [Member]
ASSETS
Restricted cash and cash equivalents	13,291	13,086	14,397
Residential loans at amortized cost, net	0	0
Residential loans at fair value	557,786	587,265	646,498
Receivables at fair value	36,181	43,545	53,975
Servicer and protective advances, net	0	0	0
Other assets	1,081	1,302	2,014
Total assets	608,339	645,198	716,884
Liabilities
Payables and accrued liabilities	0	0	0
Servicing advance liabilities	0	0	0
Mortgage-backed debt	651,784	684,778	757,286
Total liabilities	651,784	684,778	757,286
Servicer and Protective Advance Financing [Member] | VIE Primary Beneficiary [Member]
ASSETS
Restricted cash and cash equivalents	11,263	999	980
Residential loans at amortized cost, net	0	0	0
Residential loans at fair value	0	0	0
Receivables at fair value	0	0	0
Servicer and protective advances, net	102,927	75,481	68,550
Other assets	229	408	657
Total assets	114,419	76,888	70,187
Liabilities
Payables and accrued liabilities	41	81	93
Servicing advance liabilities	101,323	67,905	64,552
Mortgage-backed debt	0	0	0
Total liabilities	$ 101,364	$ 67,986	$ 64,645